Share-Based Payments	6 Months Ended
Jun. 30, 2025
Share-Based Payments [Abstract]
SHARE-BASED PAYMENTS
23.	SHARE-BASED PAYMENTS

In March 2023, the board of directors of BTG approved the 2023 Share Incentive Plan (the “2023 Plan”), which was effectuated in April 2023. Under the 2023 Plan, the Group is able to issue up to an aggregate of 21,877,912 Class A ordinary shares to the designated recipients. BTG granted a total of 915,362 shares awards in two batches in January and April 2025 for the six months ended June 30, 2025, and a total of 1,276,418 shares awards in two batches in January and April 2024 for the six months ended June 30, 2024, to the designated recipients under the 2023 Plan. Each share award grants an option for the recipient to purchase one share of the Group’s ordinary shares at exercise prices ranging from US$0.01 to US$21.67 and US$3.50 to US$9.86 per share for the six months ended June 30, 2025 and 2024, respectively. The majority of the share awards vest from two to five years and certain share awards vest immediately upon issuance. The recipient shall continue to provide services to the Group by each vesting date. All share awards granted expire on the tenth anniversary from the date of grant.

In June 2023, the board of directors of BTG approved the 2023 Performance Share Plan (the “2023 Performance Plan”), which was effective in October 2023. The 2023 Performance Plan authorizes the Group to issue up to an aggregate of 11,128,861 Class A ordinary shares to designated recipients in accordance with the plan. The Group did not issue any award under the 2023 Performance Plan for the periods ended June 30, 2025.

The following table illustrates the number of shares and weighted average exercise prices of, and movements in, share awards.

	Periods ended June 30, 2025
	Number of options (’000)	Weighted average exercise price per share award (US$)	Weighted average fair value per share award (US$)
As at January 1, 2025	13,866	4.36	18.41
Granted during the period	915	14.93	11.94
Exercised during the period (1)	(536)	3.11	22.14
Forfeited during the period	(79)	5.27	17.68
As at June 30, 2025	14,166	5.09	17.86
Vested and exercisable at June 30, 2025	7,139	3.74	22.99

	Periods ended June 30, 2024
	Number of options (’000)	Weighted average exercise price per share award (US$)	Weighted average fair value per share award (US$)
As at January 1, 2024	11,744	3.65	23.04
Granted during the period	1,276	6.53	5.78
Exercised during the period (1)	(168)	3.61	21.83
Forfeited during the period	(95)	3.86	17.61
As at June 30, 2024	12,757	3.94	21.37
Vested and exercisable at June 30, 2024	6,950	3.63	23.63

(1)	The total proceeds received from the exercised shares under the 2023 plan during the periods ended June 30, 2025 and 2024 were approximately US$1.7 million and US$0.6 million, respectively.

The weighted average contractual life for the remaining options at June 30, 2025 and 2024 was 7.58 years and 7.72 years, respectively.

The expense recognized for share awards during the six months ended June 30, 2025 and 2024 was approximately US$20.6 million and US$15.9 million. The breakdown is as follows:

	Periods ended June 30,
In thousands of USD	2025	2024
Cost of revenue	1,335	1,340
Selling expenses	596	1,017
General and administrative expenses	5,956	9,172
Research and development expenses	12,687	4,367
Total	20,574	15,896

The fair value of the share awards is estimated at the grant date using the binomial model with the assistance of an independent valuation specialist. The following table provides the inputs range the model used for determining the value of the grant for the six months ended June 30, 2025 and 2024:

	Periods ended June 30,
	2025	2024
Dividend yield (%)	-	-
Expected volatility (%)	117% - 119%	118%
Risk-free interest rate (%)	4.17% - 4.58%	3.88% - 4.33%
Exercise multiple	2.20 – 2.80	2.20 – 2.80

The above inputs for the binomial model have been determined based on the following:

●	Dividend return is estimated by reference to the Group’s plan to distribute dividends in the near future. Currently, this is estimated to be zero as the Group plans to retain all profit for corporate expansion;

●	Expected volatility is estimated based on the daily close price volatility of a number of comparable companies to the Group;

●	Risk-free interest rate is based on the yield to maturity of U.S. treasury bills denominated in US$ at the option valuation date;

●	Exercise multiple is based on empirical research on typical share award exercise behavior.